SEGMENT INFORMATION (Segment reporting information, by segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales	$ 16,090,744	$ 8,735,435	$ 10,192,818
Cost of sales	(9,895,070)	(7,099,923)	(8,452,440)
Gross profit	6,195,674	1,635,512	1,740,378
Selling, general and administrative expenses	(950,124)	(762,882)	(897,475)
Other operating income, net	25,586	206,843	21,663
Operating income	5,271,136	1,079,473	864,566
Financial income (expense), net	56,547	19,554	(39,756)
Equity in earnings (losses) of non-consolidated companies	400,732	57,555	60,967
Profit before income tax expense	5,764,330	1,159,359	826,564
Inter-segment eliminations
Disclosure of operating segments [line items]
Net sales	(478,559)	(334,619)	(357,411)
Cost of sales	497,834	341,617	359,588
Gross profit	19,275	6,998	2,177
Selling, general and administrative expenses	0	0	0
Other operating income, net	0	0	0
Operating income	19,275	6,998	2,177
Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	16,043,033	8,679,513	10,186,171
Cost of sales	(10,082,270)	(7,172,635)	(8,552,493)
Gross profit	5,960,763	1,506,878	1,633,679
Selling, general and administrative expenses	(923,660)	(740,056)	(885,146)
Other operating income, net	24,515	208,965	21,931
Operating income	5,061,618	975,787	770,466
Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	526,270	390,541	364,058
Cost of sales	(310,634)	(268,905)	(259,535)
Gross profit	215,636	121,636	104,523
Selling, general and administrative expenses	(26,464)	(22,826)	(12,330)
Other operating income, net	1,071	(2,122)	(268)
Operating income	190,243	96,688	91,924
Ternium
Disclosure of operating segments [line items]
Net sales	16,090,744	8,735,435	10,237,297
Operating income	4,415,791	1,149,249	989,982
Financial income (expense), net	92,462	22,331	(98,969)
Equity in earnings (losses) of non-consolidated companies	400,732	57,555	60,967
Profit before income tax expense	5,764,330	1,159,359	826,564
Depreciation and amortisation expense	(591,790)	(631,051)	(661,112)
Ternium | Inter-segment eliminations
Disclosure of operating segments [line items]
Net sales	(488,877)	(328,333)	(410,972)
Operating income	1,586	689	2,177
Depreciation and amortisation expense	0	0	0
Ternium | Reconciling items
Disclosure of operating segments [line items]
Cost of sales	(855,345)	69,776	(99,315)
Effect of inflation adjustment (Note 3 (cc))			(224,731)
Ternium | Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	16,043,033	8,679,513	10,230,650
Operating income	4,210,135	1,046,623	841,169
Depreciation and amortisation expense	(528,144)	(580,807)	(612,744)
Ternium | Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	536,588	384,255	417,619
Operating income	204,070	101,937	146,636
Depreciation and amortisation expense	$ (63,646)	$ (50,244)	$ (48,368)